Discontinued Operations And Sale Of Business (Tables)	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Discontinued Operations Included in Financial Statements [Table Text Block]
The following table sets forth the components of discontinued operations included in our Consolidated Statements of Comprehensive Income:

Dollars in thousands	Year Ended December 31,
	2012	2011	2010
Revenue:
Money Transfer Business	$—	$47,716	$95,289
E-Pay Business	—	—	8,732
Total revenue	$—	$47,716	$104,021
Pre-tax gain (loss) from discontinued operations:
Money Transfer Business	$—	$654	$(11,435)
E-Pay Business	—	—	(132)
Total pre-tax gain (loss) from discontinued operations	$—	$654	$(11,567)
Gain (loss) on disposal activities:
Money Transfer Business	$—	$(11,070)	$(15,606)
E-Pay Business	—	—	12,184
Total loss on disposal activities	$—	$(11,070)	$(3,422)
Loss from discontinued operations before income tax	$—	$(10,416)	$(14,989)
Income tax (expense) benefit	—	(652)	103
Loss from discontinued operations, net of tax	$—	$(11,068)	$(14,886)
Amount of goodwill and other intangible assets disposed	$—	$8,037	$9,100
Cash generated from the sale of discontinued operations	$—	$8,220	$26,617

Money Transfer Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Sold Assets And Liabilities Of Discontinued Operation [Table Text Block]
On June 9, 2011, the sold assets and liabilities of the Money Transfer Business primarily consisted of the following (in thousands):

Dollars in thousands	June 9, 2011
Cash and cash equivalents	$57,893
Accounts receivable, net	33,185
Other current assets	13,560
Property, plant and equipment, net	4,066
Goodwill, intangible, and other assets	8,162
Total assets	116,866
Accounts payable and payable to agents	65,464
Accrued liabilities	13,062
Total liabilities	78,526
Net assets sold	$38,340

E-Pay Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Sold Assets And Liabilities Of Discontinued Operation [Table Text Block]
On May 25, 2010, we sold our subsidiaries comprising the E-Pay Business to InComm Holdings, Inc. and InComm Europe Limited (collectively “InComm”) for an aggregate purchase price of $40.0 million. In addition, the purchase price was subject to a post-closing net working capital adjustment in the amount of $0.5 million, which was finalized in October 2010. The disposed assets and liabilities consisted of the following:

Dollars in thousands	May 25, 2010
Current Assets	$24,862
Property, plant and equipment, net	2,574
Goodwill, intangible, and other assets	11,638
Total assets	39,074
Current Liabilities	27,717
Net assets Sold	$11,357